UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	October 26, 2010

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  159

Form 13F Information Table Value Total: $3,789,955

List of Other Included Managers:  None


                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
Aspen Insurance Hold	PFD PRP INC EQ	G05384113	 18,659 	 333,910 	Sole		333,910
Radio One	        CL D NON VTG	75040P405	 880 		 1,000,000 			Sole		1,000,000
Mirant	             *W EXP 01/03/2011	60467R126	 1 		 65,200 			Sole		65,200
Mirant	             *W EXP 01/03/2011	60467R118	 4 		 259,900 			Sole		259,900
Fly Leasing	        SPONSORED ADR	34407D109	 1,044 		 79,597 			Sole		79,597
FiberTower Corp	        COM NEW	        31567R209	 12,323 	 2,906,462 			Sole		2,906,462
iPath S&P 500 VIX ETN	ST ETN	        06740C527	 1,729 		 100,000 			Sole		100,000
JP Morgan Chase & Co. *W EXP 10/28/2018 46634E114	 2,622 		 224,639 			Sole		224,639
Zions Bancorporation  *W EXP 05/22/2020	989701115	 589 		 100,000 			Sole		100,000
Wells Fargo & Company	PERP PFD CNV A	949746804	 16,498 	 16,400 			Sole		16,400
Wells Fargo & Company *W EXP 10/28/2018	949746119	 788 		 100,000 			Sole		100,000
Raytheon Company      *W EXP 06/16/2011	755111119	 475 		 52,500 			Sole		52,500
MGIC Investment Corp	COM	        552848103	 1,030 		 111,600 			None		0
Ford Trust	        PFD TR CV6.5%	345395206	 37,528 	 783,294 			Sole		783,294
Ford Motor Co	      *W EXP 01/01/2013 345370134	 13,385 	 3,120,000 			Sole		3,120,000
Fifth Third Bancorp    CNV PFD DEP1/250 316773209	 74,406 	 577,911 			Sole		577,911
Emmis Communications	PFD CV SER A	291525202	 2,842 		 173,287 			Sole		173,287
Durect Corporation	COM	        266605104	 9,401 		 3,701,254 			Sole		3,701,254
Bank of America	        7.25%CNV PFD L	060505682	 359 		 365 			        Sole		365
Bank of America	      *W EXP 01/16/2019	060505146	 673 		 103,900 			Sole		103,900
AGCO Corp	        NOTE 1.250%12/1	001084AM4	 1,122 		 950,000 			Sole
AMR Corporation	        NOTE 6.250%10/1	001765BC9	 14,658 	 14,900,000 			Sole
Advanced Micro Devices	NOTE 6.000% 5/0	007903AL1	 873 		 882,000 			Sole
Affiliated Managers Gr	NOTE 3.950% 8/1	008252AL2	 42,008 	 41,235,000 			Sole
Alcoa Inc	        NOTE 5.250% 3/1	013817AT8	 3,411 		 1,700,000 			Sole
Allegheny Technologies	NOTE 4.250% 6/0	01741RAD4	 48,313 	 35,655,000 			Sole
Allergan, Inc	        NOTE 1.500% 4/0	018490AL6	 53,032 	 46,316,000 			Sole
Alliance Data Systems	NOTE 1.750% 8/0	018581AD0	 84,573 	 82,010,000 			Sole
Alliant Techsystems	NOTE 2.750% 2/1	018804AH7	 1,004 		 1,000,000 			Sole
Alliant Techsystems	NOTE 2.750% 9/1	018804AN4	 939 		 931,000 			Sole
Johnson & Johnson	SDCV 7/2	02261WAB5	 139,738 	 155,697,000 			Sole
American Medical Syst	NOTE 4.000% 9/1	02744MAB4	 1,402 		 1,122,000 			Sole
Amylin Pharmaceuticals	NOTE 3.000% 6/1	032346AF5	 1,435 		 1,570,000 			Sole
Annaly Mortgage Mmgt	NOTE 4.000% 2/1	035710AA0	 2,756 		 2,500,000 			Sole
Arcelormittal	        NOTE 5.000% 5/1	03938LAK0	 108,794 	 82,070,000 			Sole
Beckman Coulter, Inc	NOTE 2.500%12/1	075811AD1	 153 		 150,000 			Sole
Best Buy Co.	        SDCV 2.250% 1/1	086516AF8	 135,228 	 123,518,000 			Sole
BlackRock, Inc	        DBCV 2.625% 2/1	09247XAB7	 1,724 		 1,000,000 			Sole
Borgwarner Inc	        NOTE 3.500% 4/1	099724AF3	 10,555 	 6,323,000 			Sole
Cameron International	NOTE 2.500% 6/1	13342BAB1	 98,818 	 76,307,000 			Sole
CapitalSource Inc	SDCV 4.000% 7/1	14055XAE2	 5,792 		 5,850,000 			Sole
CapitalSource Inc	NOTE 7.250% 7/1	14055XAG7	 44,450 	 44,673,000 			Sole
Carnival Corporation	DBCV 2.000% 4/1	143658AN2	 139,957 	 136,790,000 			Sole
Central European Distr	NOTE 3.000% 3/1	153435AA0	 5,073 		 5,590,000 			Sole
Cephalon Inc	        NOTE 2.000% 6/0	156708AP4	 2,836 		 2,000,000 			Sole
Cephalon Inc	        NOTE 2.500% 5/0	156708AR0	 56,093 	 49,695,000 			Sole
Charles River Labs	NOTE 2.250% 6/1	159864AB3	 2,199 		 2,232,000 			Sole
Chemed Corporation	NOTE 1.875% 5/1	16359RAC7	 27,501 	 28,462,000 			Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167CA3	 30,163 	 34,845,000 			Sole
China Medical Tech	NOTE 4.000% 8/1	169483AC8	 17,530 	 20,900,000 			Sole
Continental Airlines	NOTE 5.000% 6/1	210795PJ3	 8,582 		 6,800,000 			Sole
Danaher Corporation	NOTE 1/2	235851AF9	 72,943 	 61,715,000 			Sole
Delta Petroleum Corp	NOTE 3.750% 5/0	247907AD0	 7,734 		 9,667,000 			Sole
Dixie Group, Inc	SDCV 7.000% 5/1	255519AA8	 155 		 158,000 			Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6	 111,598 	 90,246,000 			Sole
DryShips Inc	        NOTE 5.000%12/0	262498AB4	 18,213 	 19,375,000 			Sole
EMC Corp A	        NOTE 1.750%12/0	268648AK8	 112,051 	 85,340,000 			Sole
EMC Corp B	        NOTE 1.750%12/0	268648AM4	 70,270 	 50,920,000 			Sole
Equity Residential Prop	NOTE 3.850% 8/1	26884AAV5	 2,074 		 2,000,000 			Sole
EarthLink, Inc	        FRNT 3.250%11/1	270321AA0	 1,759 		 1,500,000 			Sole
Empire Resorts	        NOTE 8.000% 7/3	292052AB3	 3,237 		 3,807,692 			Sole
Endeavor Intl Corp	NOTE 6.000% 1/1	29257MAB6	 28,484 	 29,983,000 			Sole
Energy Conversion Dev	NOTE 3.000% 6/1	292659AA7	 12,950 	 18,500,000 			Sole
EnPro Industries, Inc	DBCV 3.938%10/1	29355XAB3	 49,191 	 43,032,000 			Sole
Epicor Software Corp	NOTE 2.375% 5/1	29426LAA6	 387 		 410,000 			Sole
Exide Technologies	FRNT 9/1	302051AL1	 1,444 		 2,000,000 			Sole
Exterran Holdings Inc	NOTE 4.250% 6/1	30225XAA1	 77,584 	 64,485,000 			Sole
Finisar Corporation	NOTE 5.000%10/1	31787AAK7	 3,864 		 2,000,000 			Sole
Thermo Fisher Scient	NOTE 3.250% 3/0	338032AX3	 96,459 	 76,669,000 			Sole
Genco Shipping & Trad	NOTE 5.000% 8/1	36869MAA3	 12,312 	 11,500,000 			Sole
Gilead Sciences, Inc	NOTE 0.625% 5/0	375558AH6	 136,324 	 124,072,000 			Sole
Global Crossing Ltd	NOTE 5.000% 5/1	37932JAA1	 3,841 		 3,827,000 			Sole
GMX Resources Inc	NOTE 5.000% 2/0	38011MAB4	 14,772 	 18,350,000 			Sole
GMX Resources Inc	NOTE 4.500% 5/0	38011MAJ7	 7,359 		 11,498,000 			Sole
Goldcorp, Inc	        NOTE 2.000% 8/0	380956AB8	 102,635 	 84,127,000 			Sole
Great Atlantic & Pac    NOTE 6.750%12/1	390064AK9	 12,431 	 22,500,000 			Sole
Wilson Greatbatch Techn	SDCV 2.250% 6/1	39153LAB2	 2,447 		 2,600,000 			Sole
Greenbrier Companies	NOTE 2.375% 5/1	393657AD3	 5,109 		 5,708,000 			Sole
Headwaters Incorporated	NOTE 2.500% 2/0	42210PAD4	 18,267 	 23,050,000 			Sole
Hertz Global Holdings	NOTE 5.250% 6/0	42805TAA3	 3,313 		 2,250,000 			Sole
Horizon Lines Inc	NOTE 4.250% 8/1	44044KAB7	 23,314 	 25,550,000 			Sole
Hutchinson Technology 	NOTE 3.250% 1/1	448407AF3	 9,555 		 13,000,000 			Sole
iStar Financial 	FRNT 10/0	45031UBF7	 10,850 	 14,000,000 			Sole
Illumina Inc	        NOTE 0.625% 2/1	452327AB5	 3,545 		 1,570,000 			Sole
Intel Corp	        SDCV 2.950%12/1	458140AD2	 337 		 340,000 			Sole
International Game Tech	NOTE 3.250% 5/0	459902AQ5	 144,802 	 133,182,000 			Sole
Interpublic Group	NOTE 4.750% 3/1	460690BE9	 26,753 	 23,610,000 			Sole
Invacare Corp	        SDCV 4.125% 2/0	461203AD3	 2,478 		 2,048,000 			Sole
Life Technologies	NOTE 1.500% 2/1	46185RAK6	 49,077 	 43,145,000 			Sole
Life Technologies	NOTE 3.250% 6/1	46185RAM2	 2,793 		 2,502,000 			Sole
Janus Capital Group Inc	NOTE 3.250% 7/1	47102XAG0	 28,411 	 24,786,000 			Sole
Jefferies Group, Inc	DBCV 3.875%11/0	472319AG7	 30,405 	 30,030,000 			Sole
KEMET Corp	        NOTE 2.250%11/1	488360AB4	 13,004 	 13,761,000 			Sole
L-3 Communications Hold DEBT 3.000% 8/0	502413AW7	 938 		 931,000 			Sole
Level 3 Communications	NOTE 3.500% 6/1	52729NBK5	 11,257 	 11,843,000 			Sole
Level 3 Communications	NOTE 15.000%1/1 52729NBM1	 7,818 		 7,000,000 			Sole
Level 3 Communications	NOTE 7.000% 3/1	52729NBP4	 39,729 	 42,950,000 			Sole
Liberty Media    	DEB 3.500% 1/1	530715AN1	 726 		 1,355,000 			Sole
Liberty Media    	DEB 3.250% 3/1	530715AR2	 104,605 	 156,711,000 			Sole
Liberty Media    	DEB 3.125% 3/3	530718AF2	 94,699 	 86,192,000 			Sole
LifePoint Hospitals     NOTE 3.500% 5/1	53219LAH2	 2,226 		 2,229,000 			Sole
Live Nation Inc	        NOTE 2.875% 7/1	538034AB5	 2,098 		 2,450,000 			Sole
MGIC Investment Corp	NOTE 5.000% 5/0	552848AD5	 3,641 		 3,340,000 			Sole
McMoRan Exploration	NOTE 5.250%10/0	582411AE4	 361 		 304,000 			Sole
Medtronic, Inc	        NOTE 1.625% 4/1	585055AM8	 7,990 		 7,980,000 			Sole
Micron Technology, Inc	NOTE 1.875% 6/0	595112AH6	 23,610 	 26,380,000 			Sole
Molson Coors Brewing Co	NOTE 2.500% 7/3	60871RAA8	 93,365 	 83,302,000 			Sole
Morgans Hotel Group	NOTE 2.375%10/1	61748WAB4	 5,653 		 7,500,000 			Sole
Mylan, Inc	        NOTE 3.750% 9/1	628530AJ6	 3,150 		 2,000,000 			Sole
Nash Finch Company	NOTE 1.631% 3/1	631158AD4	 2,630 		 5,250,000 			Sole
PNC Finl Services Group	NOTE 4.000% 2/0	635405AW3	 253 		 250,000 			Sole
National Retail Prop	NOTE 3.950% 9/1	637417AA4	 2,241 		 2,000,000 			Sole
Navistar Intl	        NOTE 3.000%10/1	63934EAL2	 7,904 		 7,010,000 			Sole
NetApp, Inc	        NOTE 1.750% 6/0	64110DAB0	 2,224 		 1,364,000 			Sole
Newmont Mining Corp	NOTE 1.625% 7/1	651639AJ5	 236 		 160,000 			Sole
Ocwen Financial	        NOTE 3.250% 8/0	675746AD3	 1,433 		 1,500,000 			Sole
Old Republic Intl Corp	NOTE 8.000% 5/1	680223AF1	 33,704 	 25,753,000 			Sole
Omnicom Group	        NOTE 7/0	682134AA9	 104,072 	 104,228,000 			Sole
Onyx Pharmaceuticals	NOTE 4.000% 8/1	683399AB5	 702 		 680,000 			Sole
PMI Group, Inc	        NOTE 4.500% 4/1	69344MAK7	 2,047 		 2,360,000 			Sole
Pixelworks	        SDCV 1.750% 5/1	72581MAB3	 5,482 		 5,580,000 			Sole
Barrick Gold Corp	DBCV 2.750%10/1	725906AK7	 2,307 		 1,220,000 			Sole
Playboy Enterprises	NOTE 3.000% 3/1	728117AB8	 9,986 		 10,375,000 			Sole
Powerwave Technologies	NOTE 3.875%10/0	739363AF6	 13,651 	 17,845,000 			Sole
ProLogis	        NOTE 2.250% 4/0	743410AQ5	 2,953 		 3,040,000 			Sole
ProLogis	        NOTE 2.625% 5/1	743410AS1	 119 		 125,000 			Sole
ProLogis	        NOTE 3.250% 3/1	743410AY8	 27,378 	 27,690,000 			Sole
Providence Service Corp	NOTE 6.500% 5/1	743815AB8	 13,920 	 14,500,000 			Sole
Rayonier Inc	        NOTE 3.750%10/1	75508AAB2	 39,566 	 36,051,000 			Sole
Rentech, Inc	        NOTE 4.000% 4/1	760112AA0	 4,544 		 6,140,000 			Sole
Rite Aid Corp	        NOTE 8.500% 5/1	767754BU7	 11,513 	 12,087,000 			Sole
SBA Communications Corp	NOTE 4.000%10/0	78388JAM8	 2,949 		 2,000,000 			Sole
SVB Financial Group	NOTE 3.875% 4/1	78486QAB7	 6,750 		 6,597,000 			Sole
School Specialty, Inc	SDCV 3.750%11/3	807863AL9	 5,578 		 5,750,000 			Sole
Sirius XM Radio Inc	NOTE 3.250%10/1	82966UAD5	 3,687 		 3,710,000 			Sole
Sotheby's	        NOTE 3.125% 6/1	835898AC1	 2,529 		 2,000,000 			Sole
Stanley Black & Decker  FRNT 5/1	854616AM1	 32,251 	 28,620,000 			Sole
Steel Dynamics, Inc	NOTE 5.125% 6/1	858119AP5	 13,623 	 12,003,000 			Sole
Sterlite Industries Ltd	NOTE 4.000%10/3	859737AB4	 78,425 	 80,695,000 			Sole
Stewart Enterprises, 	NOTE 3.375% 7/1	860370AK1	 5,174 		 5,733,000 			Sole
Symantec Corporation	NOTE 1.000% 6/1	871503AF5	 67,600 	 62,520,000 			Sole
Take-Two Intract Soft	NOTE 4.375% 6/0	874054AA7	 2,363 		 2,000,000 			Sole
Teleflex Incorporated	NOTE 3.875% 8/0	879369AA4	 11,745 	 10,800,000 			Sole
Teva Pharm	        DBCV 0.250% 2/0	88163VAE9	 10,518 	 8,675,000 			Sole
3M Co	                NOTE 11/2	88579YAB7	 132,512 	 144,035,000 			Sole
Time Warner Telecom 	DBCV 2.375% 4/0	887319AC5	 2,425 		 2,080,000 			Sole
Transocean Inc	        NOTE 1.625%12/1	893830AU3	 369 		 370,000 			Sole
Transocean Inc	        NOTE 1.500%12/1	893830AV1	 1,173 		 1,200,000 			Sole
Transocean Inc	        NOTE 1.500%12/1	893830AW9	 3,903 		 4,060,000 			Sole
Trico Marine Services	NOTE 3.000% 1/1	896106AQ4	 1,002 		 10,550,000 			Sole
Trico Marine Services	DBCV 8.125% 2/0	896106AW1	 421 		 2,760,000 			Sole
Tyson Foods, Inc	NOTE 3.250%10/1	902494AP8	 23,675 	 20,000,000 			Sole
UAL Corporation	        NOTE 6.000%10/1	902549AJ3	 2,879 		 1,000,000 			Sole
USEC Inc	        NOTE 3.000%10/0	90333EAC2	 5,155 		 6,500,000 			Sole
United States Steel 	NOTE 4.000% 5/1	912909AE8	 1,934 		 1,250,000 			Sole
Virgin Media Inc	NOTE 6.500%11/1	92769LAB7	 26,709 	 18,100,000 			Sole
Western Refining, Inc	NOTE 5.750% 6/1	959319AC8	 25,747 	 30,470,000 			Sole
Wyndham Worldwide Corp	NOTE 3.500% 5/0	98310WAC2	 2,708 		 1,220,000 			Sole
Xilinx, Inc	        SDCV 3.125% 3/1	983919AD3	 4,946 		 5,050,000 			Sole
			                               3,789,955